Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31,
	2023	2024
Accounts receivable	$77,187	$97,467
Allowance for credit losses	(21,144)	(21,862)
Accounts receivable, net	$56,043	$75,605

The Group recognized credit losses of $25,981 for the years ended December 31, 2022, reversed credit losses of $4,112 for the years ended December 31, 2023, and recognized credit losses of $1,314 for the years ended December 31, 2024.

The movement of allowance for credit losses for the years ended December 31, 2022, 2023 and 2024 were as following:

	For the years ended December 31,
	2022	2023	2024
Balance at the beginning of the year	$-	$25,348	$21,144
Additions	25,981	-	1,314
Decrease		(4,112)	-
Foreign currency translation	(633)	(92)	(596)
Balance at the end of the year	$25,348	$21,144	$21,862